Quarterly Holdings Report
for
Fidelity® International Small Cap Opportunities Fund
January 31, 2024
ILS-NPRT1-0324
1.827842.118
Common Stocks - 94.9%
	Shares	Value ($)
Australia - 1.1%
Imdex Ltd.	4,147,753	4,576,367
Steadfast Group Ltd.	2,115,000	8,183,727
TOTAL AUSTRALIA		12,760,094
Belgium - 1.8%
Azelis Group NV	335,200	6,926,232
KBC Ancora	283,901	13,113,137
TOTAL BELGIUM		20,039,369
Canada - 4.0%
CAE, Inc. (a)	490,600	9,823,312
McCoy Global, Inc. (b)	630,215	942,194
Osisko Gold Royalties Ltd.	417,100	6,077,570
Pason Systems, Inc.	726,950	7,969,983
Richelieu Hardware Ltd. (b)	667,342	21,552,300
TOTAL CANADA		46,365,359
China - 0.4%
Chlitina Holding Ltd.	829,500	4,994,468
Denmark - 0.5%
Spar Nord Bank A/S	358,934	6,114,453
Egypt - 0.2%
Integrated Diagnostics Holdings PLC (a)(c)	5,696,716	1,982,457
France - 3.2%
Laurent-Perrier Group SA	35,632	4,755,677
Lectra	426,210	15,084,819
LISI	181,568	4,277,608
Vetoquinol SA	112,450	12,954,535
TOTAL FRANCE		37,072,639
Germany - 7.0%
CTS Eventim AG	501,387	34,055,205
Nexus AG	291,358	18,231,007
Rheinmetall AG	36,000	12,636,409
Scout24 AG (c)	128,700	9,516,270
Stabilus Se	83,095	5,841,540
TOTAL GERMANY		80,280,431
India - 0.2%
Embassy Office Parks (REIT)	536,870	2,322,008
Ireland - 2.2%
AerCap Holdings NV (a)	181,200	13,872,672
Cairn Homes PLC	4,239,700	6,512,042
Irish Residential Properties REIT PLC	4,003,357	5,001,351
TOTAL IRELAND		25,386,065
Israel - 1.5%
Ituran Location & Control Ltd.	336,487	8,371,797
NICE Ltd. sponsored ADR (a)	21,500	4,474,150
Tel Aviv Stock Exchange Ltd.	674,096	4,189,365
TOTAL ISRAEL		17,035,312
Italy - 2.8%
Interpump Group SpA	646,943	32,188,926
Japan - 28.8%
Ai Holdings Corp.	157,100	2,637,244
Artnature, Inc.	483,700	2,590,743
Aucnet, Inc. (b)	281,977	4,042,843
Azbil Corp.	1,211,192	39,139,312
Broadleaf Co. Ltd.	2,509,998	10,331,769
Central Automotive Products Ltd.	153,600	5,069,726
Curves Holdings Co. Ltd.	2,240,026	10,377,583
Daiichikosho Co. Ltd.	508,400	6,965,009
Daikokutenbussan Co. Ltd.	67,500	3,820,993
Digital Hearts Holdings Co. Ltd.	529,314	3,678,838
Elan Corp.	410,000	2,939,978
Fujitec Co. Ltd. (b)	248,000	6,327,834
Funai Soken Holdings, Inc.	235,650	4,103,043
Goldcrest Co. Ltd.	595,530	9,497,612
Iwatsuka Confectionary Co. Ltd.	18,900	653,611
Kobayashi Pharmaceutical Co. Ltd.	110,550	4,989,181
Koshidaka Holdings Co. Ltd.	1,817,400	11,577,887
Kusuri No Aoki Holdings Co. Ltd.	235,500	5,084,387
Lasertec Corp.	68,144	17,746,690
Medikit Co. Ltd.	245,400	4,998,637
Miroku Jyoho Service Co., Ltd. (b)	238,400	2,951,898
Misumi Group, Inc.	509,768	8,739,920
Mitsuboshi Belting Ltd.	79,780	2,661,282
Nagaileben Co. Ltd.	656,327	10,414,315
Nihon Parkerizing Co. Ltd.	1,524,578	12,109,618
NS Tool Co. Ltd.	554,700	3,829,553
NSD Co. Ltd.	496,349	9,314,463
OBIC Co. Ltd.	130,600	20,061,420
OSG Corp.	686,100	9,336,667
Paramount Bed Holdings Co. Ltd.	217,220	3,923,237
ProNexus, Inc.	460,700	4,047,578
San-Ai Obbli Co. Ltd.	449,600	5,069,480
SHO-BOND Holdings Co. Ltd.	502,100	22,363,811
Shoei Co. Ltd.	397,604	5,313,723
SK Kaken Co. Ltd.	200,400	9,894,731
Software Service, Inc.	67,600	5,742,708
Techno Medica Co. Ltd.	80,791	1,079,287
The Monogatari Corp.	267,600	9,435,694
TIS, Inc.	218,300	4,855,395
Tocalo Co. Ltd.	540,636	5,750,822
USS Co. Ltd.	455,190	8,608,288
YAKUODO Holdings Co. Ltd.	280,800	4,930,001
YONEX Co. Ltd.	415,400	3,375,537
TOTAL JAPAN		330,382,348
Korea (South) - 0.4%
BGF Retail Co. Ltd.	47,596	5,037,516
Netherlands - 5.9%
Aalberts Industries NV	762,980	30,491,951
BE Semiconductor Industries NV	127,400	19,247,829
IMCD NV	114,617	17,589,056
TOTAL NETHERLANDS		67,328,836
Norway - 2.5%
Kongsberg Gruppen ASA	481,583	24,589,134
Medistim ASA	175,242	3,565,741
TOTAL NORWAY		28,154,875
Spain - 0.3%
Fluidra SA	159,201	3,461,616
Sweden - 13.5%
Addlife AB (b)	663,444	7,184,842
AddTech AB (B Shares)	2,323,281	48,311,224
Autoliv, Inc.	159,000	17,032,080
Bergman & Beving AB (B Shares)	417,154	7,295,530
Hemnet Group AB	545,600	14,732,272
INVISIO AB	381,768	7,428,713
John Mattson Fastighetsforetagen AB (a)	942,052	4,888,298
Lagercrantz Group AB (B Shares)	3,606,312	47,337,253
Teqnion AB (a)	56,361	1,215,861
TOTAL SWEDEN		155,426,073
Switzerland - 1.3%
Tecan Group AG	38,221	14,731,218
Taiwan - 0.5%
Addcn Technology Co. Ltd.	940,535	6,045,849
United Kingdom - 12.5%
Bodycote PLC	2,187,526	17,673,105
Clarkson PLC	168,474	7,579,502
DP Poland PLC (a)	15,541,591	2,068,065
Howden Joinery Group PLC	1,604,700	16,326,032
InterContinental Hotel Group PLC ADR	191,000	18,194,660
Oxford Instruments PLC	192,786	5,423,853
Rightmove PLC	1,148,693	8,129,500
Sage Group PLC	378,700	5,653,534
Spectris PLC	1,010,022	47,372,833
Spirax-Sarco Engineering PLC	74,691	9,470,323
Unite Group PLC	427,900	5,514,964
TOTAL UNITED KINGDOM		143,406,371
United States of America - 4.3%
Morningstar, Inc.	97,500	27,231,750
NOV, Inc.	450,100	8,781,451
PriceSmart, Inc.	91,060	6,922,381
ResMed, Inc.	34,595	6,579,969
TOTAL UNITED STATES OF AMERICA		49,515,551
TOTAL COMMON STOCKS (Cost $766,468,531)		1,090,031,834

Investment Companies - 1.6%
	Shares	Value ($)
United States of America - 1.6%
iShares MSCI EAFE Small-Cap ETF (b) (Cost $17,196,950)	303,022	18,275,257

Money Market Funds - 7.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	36,057,988	36,065,199
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	47,229,261	47,233,984
TOTAL MONEY MARKET FUNDS (Cost $83,299,183)		83,299,183

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $866,964,664)	1,191,606,274
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(43,606,689)
NET ASSETS - 100.0%	1,147,999,585

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,498,727 or 1.0% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	47,754,532	32,379,808	44,069,141	514,613	-	-	36,065,199	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	4,475,514	84,497,527	41,739,057	20,827	-	-	47,233,984	0.2%
Total	52,230,046	116,877,335	85,808,198	535,440	-	-	83,299,183

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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